Income tax (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax
Current income tax	$ (496)	$ (793)	$ (628)
Deferred income tax	357	(1,920)	(5,173)
MPIT	(94)		16
Income tax	$ (233)	$ (2,713)	$ (5,785)